Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total PSE long-term debt		$ 8,706,860
Long Term Debt, Reconciliation, Fair Value Adjustment		(122,820)	$ (131,326)
Unamortized discount on senior notes		(9,832)	(5,780)
Long-term Debt, Excluding Current Maturities	$ 9,419,345	8,525,032	7,423,919
Senior Secured Note | 2.379% Senior Secured Note Due 2028
Debt Instrument [Line Items]
Total PSE long-term debt		500,000	500,000
Senior Secured Note | 4.100% Senior Secured Note Due 2030
Debt Instrument [Line Items]
Total PSE long-term debt		650,000	650,000
Senior Secured Note | 4.224% Senior Secured Note Due 2032
Debt Instrument [Line Items]
Total PSE long-term debt		450,000	450,000
Senior Secured Note | 5.725% Senior Secured Note Due 2035
Debt Instrument [Line Items]
Total PSE long-term debt		600,000	0
Puget Sound Energy
Debt Instrument [Line Items]
Total PSE long-term debt		6,506,860
Unamortized discount on senior notes		(49,176)	(45,835)
Long-term Debt, Excluding Current Maturities		6,457,684	5,961,025
Puget Sound Energy | Pollution Control Bonds | 3.900% Series Due 2031
Debt Instrument [Line Items]
Total PSE long-term debt		138,460	138,460
Puget Sound Energy | Pollution Control Bonds | 4.000% Series Due 2031
Debt Instrument [Line Items]
Total PSE long-term debt		23,400	23,400
Puget Sound Energy | Senior Secured Note | 7.020% Series Due 2027
Debt Instrument [Line Items]
Total PSE long-term debt		300,000	300,000
Puget Sound Energy | Senior Secured Note | 7.000% Series Due 2029
Debt Instrument [Line Items]
Total PSE long-term debt		100,000	100,000
Puget Sound Energy | Senior Secured Note | 5.330% Series Due 2034
Debt Instrument [Line Items]
Total PSE long-term debt		400,000	400,000
Puget Sound Energy | Senior Secured Note | 5.483% Series Due 2035
Debt Instrument [Line Items]
Total PSE long-term debt		250,000	250,000
Puget Sound Energy | Senior Secured Note | 6.724% Series Due 2036
Debt Instrument [Line Items]
Total PSE long-term debt		250,000	250,000
Puget Sound Energy | Senior Secured Note | 6.274% Series Due 2037
Debt Instrument [Line Items]
Total PSE long-term debt		300,000	300,000
Puget Sound Energy | Senior Secured Note | 5.757% Series Due 2039
Debt Instrument [Line Items]
Total PSE long-term debt		350,000	350,000
Puget Sound Energy | Senior Secured Note | 5.795% Series Due 2040
Debt Instrument [Line Items]
Total PSE long-term debt		325,000	325,000
Puget Sound Energy | Senior Secured Note | 5.764% Series Due 2040
Debt Instrument [Line Items]
Total PSE long-term debt		250,000	250,000
Puget Sound Energy | Senior Secured Note | 4.434% Series Due 2041
Debt Instrument [Line Items]
Total PSE long-term debt		250,000	250,000
Puget Sound Energy | Senior Secured Note | 5.638% Series Due 2041
Debt Instrument [Line Items]
Total PSE long-term debt		300,000	300,000
Puget Sound Energy | Senior Secured Note | 4.300% Series Due 2045
Debt Instrument [Line Items]
Total PSE long-term debt		425,000	425,000
Puget Sound Energy | Senior Secured Note | 4.223% Series Due 2048
Debt Instrument [Line Items]
Total PSE long-term debt		600,000	600,000
Puget Sound Energy | Senior Secured Note | 3.250% Senior Secured Note Due 2049 [Member]
Debt Instrument [Line Items]
Total PSE long-term debt		450,000	450,000
Puget Sound Energy | Senior Secured Note | 2.893% Senior Secured Note Due 2051
Debt Instrument [Line Items]
Total PSE long-term debt		450,000	450,000
Puget Sound Energy | Senior Secured Note | 4.700% Series Due 2051
Debt Instrument [Line Items]
Total PSE long-term debt		45,000	45,000
Puget Sound Energy | Senior Secured Note | 5.448% Series Due 2053
Debt Instrument [Line Items]
Total PSE long-term debt		400,000	400,000
Puget Sound Energy | Senior Secured Note | 5.685% Series Due 2054
Debt Instrument [Line Items]
Total PSE long-term debt		400,000	400,000
Puget Sound Energy | Senior Secured Note | 5.598% Series Due 2055
Debt Instrument [Line Items]
Total PSE long-term debt		$ 500,000	$ 0